Segment reporting - Geographic segments (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Geographic segments
Revenue	$ 58,046	$ 57,182	$ 47,080
Revenues (as a percent)	100.00%	100.00%	100.00%
Non-current assets	$ 12,731	$ 12,997	$ 13,131
Non-current assets (as a percent)	100.00%	100.00%	100.00%
Australia
Geographic segments
Revenue	$ 48,212	$ 48,442	$ 40,222
Revenues (as a percent)	83.10%	84.70%	85.40%
Non-current assets	$ 11,322	$ 11,573	$ 11,782
Non-current assets (as a percent)	89.00%	89.00%	89.70%
New Zealand
Geographic segments
Revenue	$ 8,014	$ 6,809	$ 5,053
Revenues (as a percent)	13.80%	11.90%	10.70%
Non-current assets	$ 1,252	$ 1,319	$ 1,282
Non-current assets (as a percent)	9.80%	10.10%	9.80%
Other overseas
Geographic segments
Revenue	$ 1,820	$ 1,931	$ 1,805
Revenues (as a percent)	3.10%	3.40%	3.90%
Non-current assets	$ 157	$ 105	$ 67
Non-current assets (as a percent)	1.20%	0.90%	0.50%